CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)	Ordinary shares [Member] Class A ordinary shares [Member] CNY (¥) shares	Ordinary shares [Member] Class B ordinary shares [Member] CNY (¥) shares	Additional paid-in capital [Member] CNY (¥)	Treasury stock [Member] CNY (¥) shares	Statutory reserves [Member] CNY (¥)	Accumulated deficit [Member] CNY (¥)	Accumulated other comprehensive income/(loss) [Member] CNY (¥)	Non-controlling interests [Member] CNY (¥)
Balance at Dec. 31, 2021	¥ (808,993)		¥ 24	¥ 56	¥ 3,913,946		¥ 4,456	¥ (4,671,195)	¥ (54,354)	¥ (1,926)
Balance (Shares) at Dec. 31, 2021 | shares			34,979,425	88,288,360
Income/(Loss) for the year	(731,862)							(727,032)		(4,830)
Share issuance pursuant to incentive plan	10,101				10,101
Share issuance pursuant to incentive plan (in shares) | shares			641,738
Repurchase of ADSs (Note 14)	(42,330)					¥ (42,330)
Repurchase of ADSs (Note 14)(Share) | shares						(1,174,186)
Share-based compensation expenses	68,979				68,979
Foreign currency translation adjustment	(37,740)								(37,740)
Appropriation to statutory reserves							193	(193)
Balance at Dec. 31, 2022	(1,541,845)		¥ 24	¥ 56	3,993,026	¥ (42,330)	4,649	(5,398,420)	(92,094)	(6,756)
Balance (Shares) at Dec. 31, 2022 | shares			35,621,163	88,288,360
Balance (Shares) at Dec. 31, 2022 | shares						(1,174,186)
Income/(Loss) for the year	(553,876)							(549,935)		(3,941)
Exercise and vesting of share-based awards	8,522				3,870	¥ 4,652
Exercise and vesting of share-based awards (Shares) | shares			227,327			128,205
Repurchase of ADSs (Note 14)	(134,313)					¥ (134,313)
Repurchase of ADSs (Note 14)(Share) | shares						(4,003,315)
Share-based compensation expenses	32,527				32,527
Reclassification of redeemable noncontrolling interests	30,369									30,369
Foreign currency translation adjustment	(8,448)								(8,448)
Appropriation to statutory reserves							227	(227)
Balance at Dec. 31, 2023	(2,167,064)		¥ 24	¥ 56	4,029,423	¥ (171,991)	4,876	(5,948,582)	(100,542)	19,672
Balance (Shares) at Dec. 31, 2023 | shares			35,848,490	88,288,360
Balance (Shares) at Dec. 31, 2023 | shares						(5,049,296)
Income/(Loss) for the year	79,236							82,213		(2,977)
Exercise and vesting of share-based awards	16,864				(8,238)	¥ 25,102
Exercise and vesting of share-based awards (Shares) | shares						783,937
Repurchase of ADSs (Note 14)	(63,898)					¥ (63,898)
Repurchase of ADSs (Note 14)(Share) | shares						(2,327,290)
Share-based compensation expenses	22,596				22,596
Reclassification of redeemable noncontrolling interests	33,951									33,951
Foreign currency translation adjustment	(10,997)	$ (1,507)							(10,997)
Appropriation to statutory reserves							673	(673)
Balance at Dec. 31, 2024	¥ (2,089,312)	$ (286,235)	¥ 24	¥ 56	¥ 4,043,781	¥ (210,787)	¥ 5,549	¥ (5,867,042)	¥ (111,539)	¥ 50,646
Balance (Shares) at Dec. 31, 2024 | shares			35,848,490	88,288,360
Balance (Shares) at Dec. 31, 2024 | shares						(6,592,649)